Leases - Summary of Maturities of Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Schedule Of Maturities Of Lease Liabilities Table [Line Items]
2021	$ 27,933
2022	25,639
2023	24,524
2024	23,784
2025	23,201
Thereafter	84,959
Total lease payments	210,040
Less interest	(53,662)
Present value of lease liabilities	156,378
Less current obligation	(17,900)
Long-term obligation at December 31, 2020	138,478
2021	1,979
2022	1,332
2023	762
2024	585
2025	538
Thereafter	1,675
Total lease payments	6,871
Less interest	(1,722)
Present value of lease liabilities	5,149
Less current obligation	(1,542)
Long-term obligation at December 31, 2020	$ 3,607